OTHER ASSETS, NET	12 Months Ended
Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets Disclosure [Text Block]
NOTE 7:-	OTHER ASSETS, NET

During 2009, the Company recognized an impairment of the remaining outstanding balance of goodwill and other intangible assets which attributed to the components (as described in ASC 360) that have been classified as of December 31, 2009 as discontinued operations. As a result, the impairment loss was classified in the statements of operations for 2009 within the loss from discontinued operations in an amount of $1,119. See Note 2m.